Discontinued Operations - Assets Held-for-Sale (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total other assets held for sale, net	$ 5,646	$ 5,227
1200 Enclave Parkway [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate assets held for sale	24,954	33,970
Straight-line rent	2,670	2,189
Deferred lease costs, less accumulated amortization of $268 and $207 as of March 31, 2013 and December 31, 2012, respectively	2,976	3,038
Accumulated amortization on deferred lease costs	268	207
Total other assets held for sale, net	5,646	5,227
1200 Enclave Parkway [Member] | Land [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate assets held for sale	3,460	7,188
1200 Enclave Parkway [Member] | Building and Building Improvements [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate assets held for sale	21,136	26,782
Accumulated depreciation (building improvements)	1,155	9,327
1200 Enclave Parkway [Member] | Construction in progress [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Real estate assets held for sale	$ 358	$ 0